JPMorgan Liquid Assets Money Market Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Investor Shares [Member] | Investor
Prospectus [Line Items]
Average Annual Return, Percent	4.00%	3.04%	2.00%